Principal Accounting Policies - Contract Balances and Practical Expedients (Details) - 12 months ended Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	CNY (¥)
Principal Accounting Policies
Revenue recognized included in beginning contract liability	$ 6,900	¥ 47,700
Capitalized contracts costs as assets	$ 23		¥ 157
Election of revenue recognition practical expedient, nondisclosure of transaction price allocation to remaining performance obligation	true	true
Election of revenue recognition practical expedient, financing component	true	true
Election of revenue recognition practical expedient, incremental cost of obtaining contract	true	true